Stock Awards (Details) - Summary of stock option and restricted stock transactions (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014	Dec. 31, 2011
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Shares Available for Grant, Balance	218,746	27,793	29,503	2,779	103,723
Stock Options, Number Outstanding, Balance		113,525
Stock Options, Weighted Average Exercise Price, Balance (in Dollars per share)		$ 35.39
Granted	(85,970)
Forfeited	241	12,471	14,801
Canceled	1,696	4,680	9,430
Employee Stock Option [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Stock Options, Number Outstanding, Balance	88,941	113,525	114,896	11,353	43,283
Stock Options, Weighted Average Exercise Price, Balance (in Dollars per share)	$ 53.12	$ 35.39	$ 41.67	$ 353.92	$ 138.93
Granted	79,558	18,861	97,836
Granted (in Dollars per share)	$ 14.00	$ 4.95	$ 11.57
Forfeited	(241)	(12,471)	(14,801)
Forfeited (in Dollars per share)	$ 124.78	$ 10.67	$ 58.89
Canceled	(1,729)	(7,761)	(11,422)
Canceled (in Dollars per share)	$ 215.62	$ 93.78	$ 130.43
Restricted Stock [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Stock Options, Number Outstanding, Balance			72		48
Restricted Stock, Number of Shares Outstanding, Balance	6,412
Restricted Stock, Weighted Average Grant Date Fair Value, Balance (in Dollars per share)	$ 14.00		$ 13.91		$ 124.24
Granted			615
Granted	6,412
Granted (in Dollars per share)	$ 14.00		$ 13.76
Forfeited
Forfeited
Forfeited (in Dollars per share)
Canceled
Canceled
Canceled (in Dollars per share)
2008 Plan Amendment [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
2008 Plan Amendment	300,000